Long-Term Debt	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	2021	2020
Canadian dollar denominated debt, unsecured
Bank credit facilities	$—	$1,614
Medium-term notes
3.31% debentures due February 11, 2022	1,000	1,000
1.45% debentures due November 16, 2023	500	500
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
2.50% debentures due January 17, 2028	300	300
4.85% debentures due May 30, 2047	300	300
	3,200	4,814
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2021 – US$901 million; December 31, 2020 – US$3,953 million)	1,140	5,041
Commercial paper (December 31, 2021 – US$nil; December 31, 2020 – US$426 million)	—	544
US dollar debt securities
3.45% due November 15, 2021 (US$500 million)	—	638
2.95% due January 15, 2023 (US$1,000 million)	1,266	1,276
3.80% due April 15, 2024 (US$500 million)	633	638
3.90% due February 1, 2025 (US$600 million)	759	765
2.05% due July 15, 2025 (US$600 million)	759	765
3.85% due June 1, 2027 (US$1,250 million)	1,582	1,595
2.95% due July 15, 2030 (US$500 million)	633	638
7.20% due January 15, 2032 (US$400 million)	506	510
6.45% due June 30, 2033 (US$350 million)	443	446
5.85% due February 1, 2035 (US$350 million)	443	446
6.50% due February 15, 2037 (US$450 million)	570	574
6.25% due March 15, 2038 (US$1,100 million)	1,392	1,403
6.75% due February 1, 2039 (US$400 million)	506	510
4.95% due June 1, 2047 (US$750 million)	949	957
	11,581	16,746
Long-term debt before transaction costs and original issue discounts, net	14,781	21,560
Less: original issue discounts, net (1)	15	18
transaction costs (1) (2)	72	89
	14,694	21,453
Less: current portion of commercial paper	—	544
current portion of other long-term debt (1) (2)	1,000	799
	$13,694	$20,110
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.
BANK CREDIT FACILITIES AND COMMERCIAL PAPER
As at December 31, 2021, the Company had undrawn bank credit facilities of $6,098 million. Additionally, the Company had in place fully drawn term credit facilities of $1,150 million. Details of these facilities are described below. The Company also has certain other dedicated credit facilities supporting letters of credit.
•a $100 million demand credit facility;
•a $1,000 million term credit facility maturing February 2023;
•a $1,150 million non-revolving term credit facility maturing February 2023;
•a $2,495 million revolving syndicated credit facility, with $70 million maturing June 2022, and $2,425 million maturing June 2024;
•a $2,495 million revolving syndicated credit facility, with $70 million maturing June 2023, and $2,425 million maturing June 2025; and
•a £5 million demand credit facility related to the Company’s North Sea operations.
Borrowings under the Company's non-revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, LIBOR, SOFR, US base rate or Canadian prime rate.
During 2021, the Company extended both of its $2,425 million revolving credit facilities originally maturing June 2022 and June 2023, to June 2024 and June 2025, respectively and increased each by $70 million. In accordance with the terms of the extension, and by mutual agreement, $70 million of the original revolving credit facilities were not extended and will mature upon the original maturity date of June 2022 and June 2023, respectively. The revolving syndicated credit facilities are extendible annually at the mutual agreement of the Company and the lenders. If the facilities are not extended, the full amount of the outstanding principal would be repayable on the maturity date. Borrowings under the Company's revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers' acceptances, LIBOR, US base rate or Canadian prime rate.
During 2021, the $1,000 million non-revolving term credit facility originally due February 2022, was extended to February 2023. Additionally in 2021, the facility was fully repaid and amended to allow for a re-draw of the full $1,000 million until March 31, 2022.
During 2021, the Company repaid $1,500 million of the $2,650 million non-revolving term credit facility due February 2023, reducing the outstanding balance to $1,150 million.
During 2019, the Company entered into a $3,250 million non-revolving term credit facility with an original maturity of June 2022, to finance the acquisition of assets from Devon (note 7). During 2021, the outstanding balance of $3,088 million was repaid and the facility was cancelled.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million. The Company reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
The Company’s weighted average interest rate on bank credit facilities and commercial paper outstanding as at December 31, 2021 was 0.8% (December 31, 2020 – 1.1%), and on total long-term debt outstanding for the year ended December 31, 2021 was 3.5% (December 31, 2020 – 3.5%).
As at December 31, 2021, letters of credit and guarantees aggregating to $513 million were outstanding (December 31, 2020 – $489 million).
MEDIUM-TERM NOTES
During 2021, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in August 2023. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2020, the Company issued $500 million of 1.45% medium-term notes due November 2023 and $300 million of 2.50% medium-term notes due January 2028.
During 2020, the Company repaid $1,000 million of 2.89% medium term notes and $900 million of 2.05% medium term notes.
US DOLLAR DEBT SECURITIES
During 2021, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2023. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2021, the Company repaid US$500 million of 3.45% debt securities.
During 2020, the Company issued US$600 million of 2.05% notes due July 2025 and US$500 million of 2.95% notes due July 2030.
SCHEDULED DEBT REPAYMENTS
Scheduled debt repayments are as follows:

Year	Repayment
2022	$1,000
2023	$2,906
2024	$1,133
2025	$1,518
2026	$600
Thereafter	$7,624